Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,496,775,000.00
Previously Paid Amount	0.00
Total Fee Amount	229,156.26
Total Offset Amount	$ 0.00
Narrative Disclosure	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Calculated in accordance with Rule 457(r) of the Securities Act. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on March 21, 2025 (File No. 333-286012).
Net Fee	$ 229,156.26
Narrative - Max Aggregate Offering Price	$ 1,496,775,000.00
Final Prospectus	true